Long-Term Debt - Additional Information (Detail)					1 Months Ended	12 Months Ended
	May. 08, 2015 USD ($)	Jun. 24, 2013 USD ($)	May. 24, 2013 USD ($)	Jun. 29, 2009 USD ($)	Jun. 03, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 18, 2012 USD ($)
Debt Instrument [Line Items]
Incurred debt issue costs						$ 6,957,000		$ 9,328,000
Loss on amendment to debt agreement						$ 925,000
Percentage voting stock of foreign subsidiaries						65.00%
Multiple consolidated interest expense under subcondition two of condition two under dividend restriction						1.75
Amount outstanding under the term loan						$ 679,000,000	$ 686,000,000
Loss on early retirement of debt								$ 72,302,000
Carrying value of long-term debt						1,814,572,000	1,822,997,000
Fair value of long-term debt						1,806,276,000	1,790,987,000
Debt issuance cost						33,237,000	31,419,000
Senior Secured Credit Facility | Term Loan Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount issued						$ 700,000
Maturity period						7 years
Percentage of Variable rate added to federal funds effective rate						0.50%
Senior Secured Credit Facility | Term Loan Credit Facility | Minimum
Debt Instrument [Line Items]
Percentage of Variable margin rate added to federal funds effective rate						1.00%
Percentage of variable margin rate added to eurodollar rate						2.00%
Senior Secured Credit Facility | Term Loan Credit Facility | Maximum
Debt Instrument [Line Items]
Percentage of Variable margin rate added to federal funds effective rate						1.75%
Percentage of variable margin rate added to eurodollar rate						2.75%
Senior Secured Credit Facility | Revolving Credit Line
Debt Instrument [Line Items]
Aggregate principal amount issued						$ 100,000
Maturity period						5 years
Percentage of Variable rate added to federal funds effective rate						0.50%
Senior Secured Credit Facility | Revolving Credit Line | Minimum
Debt Instrument [Line Items]
Percentage of Variable margin rate added to federal funds effective rate						1.00%
Percentage of variable margin rate added to eurodollar rate						2.00%
Senior Secured Credit Facility | Revolving Credit Line | Maximum
Debt Instrument [Line Items]
Percentage of Variable margin rate added to federal funds effective rate						1.75%
Percentage of variable margin rate added to eurodollar rate						2.75%
Amended Senior Secured Credit Facility
Debt Instrument [Line Items]
Quarterly principal payments due	$ 1,750,000
Last Quarterly Payment date	Mar. 31, 2022
Remaining principal	$ 635,250,000
Incurred debt issue costs						$ 6,875,000
Loss on amendment to debt agreement						925,000
Amended senior secured credit facility, dividend that could have distributed						1,905,096,000
Amended Senior Secured Credit Facility | Term Loan Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount issued	$ 700,000,000
Maturity latest date	May 08, 2022
Amount outstanding under the term loan						$ 679,000,000
Average interest rate on outstanding borrowings						3.60%
Amended Senior Secured Credit Facility | Revolving Credit Line
Debt Instrument [Line Items]
Available borrowing capacity						$ 100,000,000
Amount outstanding under the revolving credit line						$ 0	$ 0
4.875 % Senior Notes Due May 2023
Debt Instrument [Line Items]
Aggregate principal amount issued			$ 530,000,000
Interest rate			4.875%
Debt instrument, maturity date			Jun. 01, 2023
Debt instrument, interest payment date			Dec. 01, 2013
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control						101.00%
Debt covenants, required minimum coverage ratio						200.00%
Actual coverage ratio						7.70%
Senior notes indenture, amount that could have distributed						$ 2,079,680
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date						35.00%
Price to repurchase the senior notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date						100.00%
5.125% Senior Notes Due 2022
Debt Instrument [Line Items]
Aggregate principal amount issued										$ 400,000,000
Interest rate										5.125%
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control						101.00%
Debt covenants, required minimum coverage ratio						200.00%
Actual coverage ratio						7.70%
Senior notes indenture, amount that could have distributed						$ 2,083,985
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date						35.00%
Price to repurchase the senior notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date						100.00%
Maturity date									Dec. 15, 2022
7.375% Senior Subordinated Notes Due 2021
Debt Instrument [Line Items]
Aggregate principal amount issued					$ 200,000,000
Interest rate					7.375%
Debt instrument, maturity date					Jun. 15, 2021
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control						101.00%
Debt covenants, required minimum coverage ratio						200.00%
Actual coverage ratio						7.70%
Senior notes indenture, amount that could have distributed						$ 2,072,800
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date						35.00%
Price to repurchase the senior subordinated notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date						100.00%
8.625% senior note
Debt Instrument [Line Items]
Aggregate principal amount issued				$ 470,000,000
Interest rate				8.625%
Proceed from Issuance of Debt Instrument				$ 458,532,000
Discount on issue		$ 8,054,000		$ 11,468,000
Percentage of debt repayment premium		112.035%
Write off of unamortization of debt issuance cost		$ 7,634,000
Early retirement of debt		56,564,000
Loss on early retirement of debt		$ 50,000